Commitments and Contingencies (Details) - Schedule of Composition of Pledged Shares	Dec. 31, 2023 shares
Matrix [Member]
Commitments and Contingencies (Details) - Schedule of Composition of Pledged Shares [Line Items]
Formula’s series A secured Debentures	4,128,865
Formula’s series C secured debentures	6,169,761
Magic Software [Member]
Commitments and Contingencies (Details) - Schedule of Composition of Pledged Shares [Line Items]
Formula’s series A secured Debentures	5,825,681
Formula’s series C secured debentures	3,141,474
Sapiens [Member]
Commitments and Contingencies (Details) - Schedule of Composition of Pledged Shares [Line Items]
Formula’s series A secured Debentures	1,260,266
Formula’s series C secured debentures	2,957,590